Prospectus Supplement Supplement dated August 1, 2024
Balanced Fund
(Prospectus dated March 1, 2024)

Zero Coupon 2025 Fund
(Prospectus dated February 1, 2024)

California Tax-Free Money Market Fund
(Prospectus dated January 1, 2024)

One Choice© Portfolio: Very Conservative ■ One Choice© Portfolio: Conservative
One Choice© Portfolio: Moderate ■ One Choice© Portfolio: Aggressive
One Choice© Portfolio: Very Aggressive
(Prospectus dated December 1, 2023)

Utilities Fund
(Prospectus dated November 1, 2023)

Tax-Free Money Market Fund
(Prospectus dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

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CL-SPL-98509 2408